Capital Acquisitions and Dispositions (Assets Held for Sale) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Business Combinations And Dispositions [Abstract]
Assets held for sale	$ 148.4
Liabilities held for sale	$ (28.4)	$ 0.0